Acquisitions (Tables)	12 Months Ended
	Dec. 31, 2012 Kirkwood, Dakota, Gettysburg, El Paso Purchases [Member]	Dec. 31, 2012 Imperial Valley Mall [Member]	Dec. 31, 2011 Northgate Mall [Member]
Business Acquisition [Line Items]
Summary of Preliminary Allocation of Estimated Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary allocation of the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date for acquisitions listed above as of December 31, 2012:

Land	$41,878
Buildings and improvements	309,827
Investments in unconsolidated affiliates	3,864
Tenant improvements	13,603
Above-market leases	11,069
In-place leases	49,521
Total assets	429,762
Mortgage note payable assumed	(206,924)
Debt premium	(13,710)
Below-market leases	(36,627)
Noncontrolling interest	(60,295)
Net assets acquired	$112,206

The following table summarizes the preliminary allocation of the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date for Imperial Valley Mall as of December 31, 2012:

Land	$46,188
Buildings and improvements	68,723
Tenant improvements	1,826
Above-market leases	4,382
In-place leases	17,591
Total assets	138,710
Mortgage note payable assumed	(52,546)
Debt premium	(1,624)
Below-market leases	(3,546)
Value of Company's interest in joint ventures	(65,494)
Net assets acquired	$15,500

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date:

Land	$2,330
Buildings and improvements	8,220
Above-market leases	2,030
In-place leases	1,570
Total assets	14,150
Below-market leases	(2,650)
Net assets acquired	$11,500